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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21996

GREENWICH ADVISORS TRUST

(Exact name of registrant as specified in charter)

330 Railroad Avenue, Greenwich, CT                                               06830

  (Address of principal executive offices)

                   (Zip code)

Emile R. Molineaux, Esq.

    Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

_______________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (631) 470-2616

Date of fiscal year end:  February 28th

Date of reporting period:  July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2010 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)  Whether the Registrant cast its vote for or against management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

                  GREENWICH ADVISORS TRUST

By (Signature and Title)*    /s/ Suhas Kundapoor

Suhas Kundapoor, President

Date:  August 3, 2010

* Print the name and title of each signing officer under his or her signature.

Vote Audit Report

Date Range: 01-Jul-2009 To 30-Jun-2010

Vote User ID	Account Group	Account Number	Internal Account Number	Company Name	Meeting Type	Meeting Date	Ballot Shares	Voted Shares	Director Votes	Proposal Votes	Vote Date	Security		ISIN	Ticker Symbol	Agenda Number	Committee Name

PEQJ7		02156	02156	HCL TECHNOLOGIES LTD	Annual General Meeting	08-Dec-2009	897	897		FFFFFFF	01-Dec-2009	Y3121	G147	INE860A01027		702157466	Management
PEQJ7		02156	02156	GRASIM INDS LTD	Court Meeting	04-Jan-2010	250	250		F	13-Dec-2009	Y28523135		INE047A01013		702174943	Management
PEQJ7		02156	02156	DABUR INDIA LTD	Court Meeting	01-Feb-2010	2855	2855		FMM	31-Jan-2010	Y1855	D140	INE016A01026		702192725	Management
PEQJ7		02156	02156	GRASIM INDS LTD	ExtraOrdinary General	25-Feb-2010	250	250		FM	31-Jan-2010	Y28523135		INE047A01013		702227174	Management
					Meeting
PEQJ7		02156	02156	MAHINDRA & MAHINDRA	Other Meeting	11-Mar-2010	1541	1541		FFF	11-Feb-2010	Y54164135		INE101A01018		702235715	Management
				LTD
PEQJ7		02156	02156	JAIPRAKASH ASSOCIATES	Other Meeting	11-Mar-2010	12202	12202		MFFF	16-Feb-2010	Y42539117		INE455F01025		702239030	Management
				LTD
PEQJ7		02156	02156	AMBUJA CEM LTD	Annual General Meeting	05-Apr-2010	1607	1607		FFFFFFFFFM	22-Mar-2010	Y6140	K106	INE079A01024		702290850	Management
PEQJ7		02156	02156	RANBAXY LABORATORIES	Annual General Meeting	10-May-2010	11	11		FFFF	27-Apr-2010	Y7187	Y165	INE015A01028		702372296	Management
				LTD
PEQJ7		02156	02156	ABB LTD, BANGALORE	Annual General Meeting	11-May-2010	819	819		FFFFFF	18-May-2010	Y0005	K103	INE117A01022		702376991	Management
PEQJ7		02156	02156	STERLITE INDS INDIA LTD	Annual General Meeting	11-Jun-2010	1309	1309		FFFFFFFMMF	01-Jun-2010	Y8169	X209	INE268A01031		702449744	Management
										MFMMMMM
PEQJ7		02156	02156	INFOSYS TECHNOLOGIES	Annual General Meeting	12-Jun-2010	451	451		FFFFFFFFFMF	18-May-2010	Y4082	C133	INE009A01021		702430810	Management
				LTD						M
PEQJ7		02156	02156	INDIAN HOTELS CO LTD,	Other Meeting	17-Jun-2010	4696	4696		MMFF	01-Jun-2010	Y3925	F147	INE053A01029		702450761	Management
				MUMBAI
PEQJ7		02156	02156	RELIANCE INDUSTRIES	Annual General Meeting	18-Jun-2010	1594	1594		MMFFFFFFFF	07-Jun-2010	Y72596102		INE002A01018		702487706	Management
				LTD
PEQJ7		02156	02156	ICICI BK LTD	ExtraOrdinary General	21-Jun-2010	920	920		F	01-Jun-2010	Y38575109		INE090A01013		702461714	Management
					Meeting
PEQJ7		02156	02156	ICICI BK LTD	Annual General Meeting	28-Jun-2010	920	920		FFFFFFFFFFF	14-Jun-2010	Y38575109		INE090A01013		702498898	Management
										FFFFFFFM
PEQJ7		02156	02156	HDFC BANK LTD, MUMBAI	Annual General Meeting	30-Jun-2010	377	377		FFFFFFMMFM	14-Jun-2010	Y3119	P117	INE040A01018		702508423	Management
										MFMMFMMMM
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